Equity based compensation - Additional Information (Details) EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) EquityInstruments shares	Dec. 31, 2022 CAD ($) EquityInstruments	Dec. 31, 2021 EquityInstruments
Disclosure Of Equity Based Compensation
Equity based compensation	$ 42,756,000	$ 44,390,000
Vermilion incentive plan
Disclosure Of Equity Based Compensation
Weighted average fair value at measurement date, other equity instruments granted	$ 18.19	$ 25.60
Performance factor (ratio)	1.0	1.0
Annual forfeiture rate share options granted	5.30%	3.80%
Equity based compensation	$ 29,200,000	$ 29,200,000
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	4,478	5,503	6,405
Granted | EquityInstruments	1,694	1,108
Deferred Share Units
Disclosure Of Equity Based Compensation
Weighted average fair value at measurement date, other equity instruments outstanding	$ 14.26
Weighted average fair value at measurement date, other equity instruments granted	21.85
Equity based compensation	$ 2,300,000	$ 1,500,000
Number of other equity instruments outstanding in share-based payment arrangement | shares	470,952
Number of grants outstanding in share-based payment arrangement	106,644